Putnam
Emerging
Markets
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-99


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* Putnam Emerging Markets Fund's class A shares were ranked in the top 25% of the emerging-markets funds ranked by Lipper for the 3-year period ended March 31, 1999. The fund ranked 19 out of 92 emerging-markets funds ranked.*

* "Those persuaded by the long-run case for investing in the emerging markets will be encouraged by the [World] Bank's assessment that after a period of disruption, the secular growth trend is likely to be re-established as the new century dawns."

                 -- Emerging Markets Investor, December 1998/January 1999


   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

18 Financial statements


 * Past performance is not indicative of future results. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary. For the 1-year period, the fund ranked 73 out of 176 emerging-markets funds. The fund was not ranked over longer periods.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The world's emerging markets are not out of the woods yet, but the progress they have made since the dark days leading up to and immediately following the 1997 Asian crisis gives cause for considerable optimism. There are still trouble spots, of course, most notably Brazil and the concern that its problems may extend to its trading partners, especially Argentina.

Your fund's management team remains generally optimistic, however, about prospects for emerging markets overall, especially given the progress achieved in such areas as Eastern Europe and South Korea. In the following report, your fund's managers discuss performance during the first half of fiscal 1999 and examine prospects for the remainder of the year.

I am pleased to announce the addition of Paul C. Warren to the management team. Immediately before joining Putnam in 1997, Paul was with IDS Fund Management/Pilgrim Baxter Asia LLC and before that he was with Prudential Asia Fund Management Ltd., Rothschild Asset Management, Salomon Brothers Asia, and Morgan Grenfell. He has 17 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 21, 1999



Report from the Fund Managers
Thomas R. Haslett
J. Peter Grant
Stephen Oler
Carmel Peters
Paul C. Warren

Over the past six months, the stock markets of the world's developing nations progressed from a state of outright panic to some degree of stability and even recovery. Although the devaluation of the Brazilian currency in early 1999 threatened to torpedo this new-found calm, most emerging markets outside Latin America did not lose much momentum.

As investor sentiment moved from an outright shunning of emerging markets to the realization that opportunities were returning, Putnam Emerging Markets Fund sought to take advantage of the shift. During the six months ended February 28, 1999, the fund recorded a 21.27% total return at net asset value (14.38% at public offering price) against the 24.65% return of the Morgan Stanley Capital International Emerging Markets Free Index. For additional performance information, please see pages 9 and 10.

* SURPRISING CALM FOLLOWS BRAZILIAN DEVALUATION; EMPHASIS ON MEXICO

The actual devaluation of the Brazilian real occurred in January 1999, but investors' anticipation of this event had been building for some time. High interest rates were needed to justify the real's peg to the U.S. dollar. This, along with Brazil's large fiscal deficit and apparent political paralysis, led many investors to forecast a scenario similar to one that had begun with the devaluation of the Thai baht in 1997 and then continued with the devaluation of the Russian ruble in the summer of 1998.

Despite these concerns, the Brazilian market showed some resilience when the actual devaluation occurred. Evidently the worry about a potential devaluation had already been reflected in Brazilian stock prices. Additionally most investors believed the currency depreciated far below its actual worth and there were signs of relief after the nomination of a more market-savvy central bank president.

As the fund ended the first half of fiscal 1999, a key concern was the negative impact Brazil's economic problems could have on its main trading partner, Argentina, as well as on other countries in Latin America. Although we anticipate a contraction in the region's near-term growth, we have sought to position the portfolio in companies with attractive long-term growth potential and solid management teams. These include top quality Brazilian utilities such as Companhia Energetica de Minas Gerais
(CEMG) as well as leading cellular telecommunications company Telesp
Celular.

Unlike the rest of Latin America, Mexico benefited from its close ties to the buoyant U.S. economy. In fact, while economic growth in the rest of the region will likely contract in 1999, Mexico is expected to enjoy modest growth. Additionally Mexican companies, on average, had about 15% earnings growth in 1998 and are expected to continue their growth in 1999. In the fund, we continued to focus on Mexican blue-chip stocks such as Telefonos de Mexico and Grupo Televisa. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: horizontal bar chart COUNTRY ALLOCATIONS]

COUNTRY ALLOCATIONS*

Mexico          14.4%

South Korea      9.1%

Greece           8.3%

Brazil           8.0%

Taiwan           7.5%

Footnote reads:
*Based on net assets as of 2/28/99. Holdings will vary over time.


* GROWTH CONTINUES IN EASTERN EUROPE

Although the former Soviet Union once dominated Eastern Europe, what has become clear is that markets from Poland to the Czech Republic are coming into their own. As Russia sank into an economic and political morass, Eastern Europe gained strength from its ties to a relatively stronger Western Europe and the possibility that countries such as Poland could one day join the new European Economic and Monetary Union (EMU). The fund benefited from holdings in prominent Eastern European companies such as Ceske Radiokomunikace, a cellular telephone company in the Czech Republic.

To the south, Greece, which had been left out of EMU last year, showed surprising resolve to make the hard economic decisions necessary to join EMU at a later date. As Greek interest rates fell in anticipation of future convergence with European rates, the fund's substantial Greek bank holdings were the prime beneficiaries. Turkish banking stocks advanced on similar convergence sentiment, raising the value of banking stocks such as Yapi Kredi.

In addition to the fund's extremely low exposure to the Russian market, we continued to de-emphasize the South African market. Falling commodity prices and poor political and macroeconomic fundamentals warranted a relatively low weighting of the fund's assets in South Africa.

* FUND BENEFITS FROM REBOUNDS IN SOUTH KOREA AND SEMICONDUCTOR STOCKS

In the second half of 1998, several of the Asian markets enjoyed substantial rebounds as economies and companies showed some signs of stabilization and reform. Additionally a surprising spike in the value of the Japanese yen helped make Asian exports more competitive on the open market. Of course, in the portfolio, we continued to play down markets in Southeast Asia, such as Indonesia, which still either exhibit poor macroeconomic fundamentals and political uncertainty or offer companies with limited growth prospects.

Instead, your fund took advantage of the rebound in some parts of Asia through investments in South Korea (which had the highest one-year return of all developed and emerging markets at more than 100%) and Taiwan. After a long lull, semiconductor and electronics stocks made a solid comeback as memory chip prices improved. The fund held significant stakes in leading companies such as Taiwan Semiconductor and Samsung Electronics of South Korea. We also targeted South Korean blue-chip companies such as Korea Electric Power and Pohang Iron & Steel.



[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Telefonos de Mexico S.A. ADR Class L
Utilities

Samsung Electronics Co.
Electronics and electrical equipment

Commercial Bank of Greece, S.A.
Insurance and finance

Korea Electric Power Corp.
Utilities

Telefonica de Argentina S.A. ADR
Utilities

Bank of Greece S.A.
Insurance and finance

Taiwan Semiconductor Manufacturing Co.
Electronics and electrical equipment

Grupo Televisa S.A.GDR
Broadcasting

Ceske Radiokomunikace 144A GDR
Telecommunications

Hellenic Telecommunication Organization S.A.
Satellite services

Footnote reads:
These holdings represent 21.5% of the fund's net assets as of 2/28/99. Portfolio holdings will vary over time.


* OUTLOOK IS OPTIMISTIC, TEMPERED BY CAUTION

We are encouraged by the fact that the extreme amounts of market volatility we witnessed in 1998 have subsided. Reviewing the emerging markets, we are once again seeing differentiation between poorer and stronger performers; companies are now being valued on their own merits, rather than being devalued by waves of negative sentiment. However, as we move through 1999, the slowing of the Chinese economy remains a great concern. Should the Chinese authorities deem it necessary to devalue their currency, renewed volatility may engulf the emerging markets once again.

Whatever lies in store for the world's developing economies, we will continue to employ our investment strategy of combining top-down analysis of each country's investment conditions along with bottom-up analysis of each stock within each country. This strategy prompts us to select countries that we believe offer (within the context of emerging-markets investing) the best mix of rewards and risks and helps us to identify companies priced below the economic value of their businesses. While short-term volatility is an ongoing issue in these markets, we believe that our approach steers the fund toward valuable long-term opportunities.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/99, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, including economic instability, political developments, and currency fluctuations, not present with U.S. investments. Additional risks, including liquidity and volatility, may be associated with emerging-markets securities.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Emerging Markets Fund is designed for investors seeking capital appreciation through common stocks of companies operating primarily in developing economies.


TOTAL RETURN FOR PERIODS ENDED 2/28/99

                                Class A           Class B           Class M
(inception date)               (12/28/95)        (10/30/96)        (10/30/96)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                    21.27%   14.38%   20.77%   15.77%   20.71%   16.47%
------------------------------------------------------------------------------
1 year                     -26.91   -31.12   -27.41   -31.04   -27.42   -29.98
------------------------------------------------------------------------------
Life of fund               -14.12   -19.07   -16.00   -18.43   -15.64   -18.60
Annual average              -4.69    -6.46    -5.35    -6.22    -5.22    -6.29
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/99

                                               MSCI
                                          Emerging Markets       Consumer
                                           Free Index           price index
------------------------------------------------------------------------------
6 months                                      24.65%               0.80%
------------------------------------------------------------------------------
1 year                                       -27.12                1.73
------------------------------------------------------------------------------
Life of fund                                 -30.35                7.30
Annual average                               -10.78                2.25
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC , if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 2/28/99

                                Class A           Class B         Class M
------------------------------------------------------------------------------
Distributions (number)             1                 1               1
------------------------------------------------------------------------------
Income                          $0.066            $0.002          $0.013
------------------------------------------------------------------------------
Capital gains                     --                --              --
------------------------------------------------------------------------------
  Total                         $0.066            $0.002          $0.013
------------------------------------------------------------------------------
Share value:                  NAV      POP         NAV          NAV      POP
------------------------------------------------------------------------------
8/31/98                     $5.81    $6.16        $5.74       $5.76     $5.97
------------------------------------------------------------------------------
2/28/99                      6.98     7.41         6.93        6.94      7.19
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 3/31/99
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (12/28/95)        (10/30/96)        (10/30/96)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                    28.14%   20.76%   27.84%   22.84%   27.57%   23.06%
------------------------------------------------------------------------------
1 year                     -23.32   -27.75   -23.68   -27.49   -23.76   -26.40
------------------------------------------------------------------------------
Life of fund                -5.50   -10.95    -7.52   -10.19    -7.14   -10.39
Annual average              -1.72    -3.49    -2.37    -3.24    -2.25    -3.31
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance summary for method of performance calculation.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Morgan Stanley Capital International (MSCI) Emerging Markets Free Index* is an unmanaged list of equity securities from emerging markets available to non-domestic investors with all values expressed in U.S. dollars.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund +

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

+ Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
Contact Putnam for details.

[SECTION MARK] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.




Portfolio of investments owned
February 28, 1999 (Unaudited)

COMMON STOCKS  (98.0%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Argentina (4.9%)
--------------------------------------------------------------------------------------------------------------------------
             16,000  Banco Rio de La Plata S.A. ADR                                                         $      151,000
            117,200  Perez Companc S.A. Class B                                                                    477,195
             39,900  Telefonica de Argentina S.A. ADR                                                            1,167,075
             63,900  Transportadora de Gas del Sur ADR                                                             631,013
             20,000  YPF S.A. ADR                                                                                  580,000
                                                                                                            --------------
                                                                                                                 3,006,283

Brazil (8.0%)
--------------------------------------------------------------------------------------------------------------------------
             45,720  Aracruz Celulose S.A. ADR                                                                     588,645
             63,000  Banco Bradesco S.A. ADR                                                                       236,250
             45,500  Cia Cervejaria Brahma ADR                                                                     346,938
             50,307  Companhia Energetica de Minas Gerais ADR                                                      653,991
              4,918  Companhia Paulista de Forca e Luz CPFL                                                        266,361
             26,798  Companhia Vale do Rio Doce ADR                                                                334,975
             21,100  Embratel Participacoes S.A. ADR (NON)                                                         287,488
             19,600  Empresa Bras Aeronautica                                                                      135,269
             41,200  Gerdau S.A.                                                                                   284,138
             25,800  Petroleo Brasileiro S/A-Petrobras ADR                                                         196,725
             41,300  Souza Cruz S.A.                                                                               264,483
             56,800  Tele Norte Leste Participacoes S.A.  ADR (NON)                                                568,000
             14,720  Telesp Celular Participacoes S.A. ADR (NON)                                                   309,120
             26,700  Telesp Participacoes S.A. ADR                                                                 440,550
                                                                                                            --------------
                                                                                                                 4,912,933

Chile (3.6%)
--------------------------------------------------------------------------------------------------------------------------
             27,100  Banco Santander Chile ADR (NON)                                                               387,869
             15,800  Chilectra S.A. 144A ADR                                                                       308,100
             32,900  Cia de Telecomunicationes de Chile S.A. ADR                                                   727,913
             17,900  Enersis S.A. ADR                                                                              436,313
             28,200  Madeco S.A. ADR                                                                               193,875
              4,400  Sociedad Quimica y Minera de Chile SA                                                         132,000
                                                                                                            --------------
                                                                                                                 2,186,070

China (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            502,000  Beijing Datang Power Generation Co., Ltd. (NON)                                               110,159
            750,000  Zhejiang Expressway Co. Ltd.                                                                  121,983
                                                                                                            --------------
                                                                                                                   232,142

Czech Republic (1.7%)
--------------------------------------------------------------------------------------------------------------------------
             34,900  Ceske Radiokomunikace 144A GDR                                                              1,073,175

Egypt (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             40,200  EFG-Hermes Holdings, S.A.E. 144A GDR (NON)                                                    532,650

Estonia (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              8,300  Estonian Telekom GDR 144A                                                                     171,603

Greece (8.3%)
--------------------------------------------------------------------------------------------------------------------------
             15,870  Bank of Greece S.A.                                                                         1,165,928
             10,919  Commercial Bank Of Greece, S.A.                                                             1,346,962
             38,400  Hellenic Telecommunication Organization S.A.                                                1,015,824
              6,388  Hellenic Telecommunication Organization SA GDR (NON)                                           85,440
             25,300  Panafon Hellenic Telecom SA (NON)                                                             810,592
             19,400  STET Hellas Telecommunications S.A. ADR (NON)                                                 631,713
                                                                                                            --------------
                                                                                                                 5,056,459

Hong Kong (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Asia Satellite Telecommunications Holdings Ltd.                                               177,488
            212,000  China Telecom Ltd. (NON)                                                                      376,275
             50,000  Dao Heng Bank Group Ltd.                                                                      136,182
             66,000  Johnson Electric Holdings Ltd.                                                                174,648
            385,000  Legend Holdings Ltd. (NON)                                                                    150,332
                                                                                                            --------------
                                                                                                                 1,014,925

Hungary (3.9%)
--------------------------------------------------------------------------------------------------------------------------
             20,400  Magyar Tavkozlesi Rt ADR                                                                      555,900
             40,200  MOL Magyar Olaj-es Gazipari 144A GDR                                                          974,850
             15,400  OTP Bank Rt                                                                                   615,866
             45,850  Pick Szeged Rt. 144A GDR                                                                      270,515
                                                                                                            --------------
                                                                                                                 2,417,131

India (6.7%)
--------------------------------------------------------------------------------------------------------------------------
             38,300  Bajaj Auto Ltd. SPONS GDR                                                                     433,160
             58,300  Bharat Heavy Electricals Ltd. (BHEL)                                                          322,960
             96,000  BSES Ltd. GDR (NON)                                                                           347,613
             22,200  Hindustan Lever Ltd.                                                                          955,101
             63,800  Hindustan Petroleum Corp. Ltd.                                                                310,524
              5,400  Housing Development Finance Corporation Ltd.                                                  289,490
                626  Larsen & Toubro Ltd. GDR                                                                        2,692
            112,200  Mahanagar Telephone Nigam Ltd.                                                                419,200
              9,200  NIIT Ltd.                                                                                     531,277
             22,600  Videsh Sanchar Nigam GDR                                                                      216,395
             24,300  Videsh Sanchar Nigam Ltd. GDR (NON)                                                           232,673
                                                                                                            --------------
                                                                                                                 4,061,085

Indonesia (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             20,300  PT Telekomunikasi Indonesia ADR                                                               129,413

Israel (3.0%)
--------------------------------------------------------------------------------------------------------------------------
            480,500  Bank Leumi Le-Israel                                                                          716,845
              8,600  ECI Telecom Ltd.                                                                              316,050
             17,500  Formula Systems Ltd. (NON)                                                                    453,747
              5,500  Gilat Satellite Networks Ltd. (NON)                                                           325,875
                                                                                                            --------------
                                                                                                                 1,812,517

Malaysia (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            194,000  Berjaya Sports Toto Berhad                                                                    230,518
          1,050,000  IJM Copr. Berhad                                                                              528,706
            128,000  Jaya Tiasa Holdings Bhd                                                                       149,986
             57,000  Malakoff Berhard                                                                              113,329
            678,000  PPB Oil Palms Berhad (NON)                                                                    390,847
                                                                                                            --------------
                                                                                                                 1,413,386

Mexico (14.4%)
--------------------------------------------------------------------------------------------------------------------------
            190,700  Alfa S.A. de C.V. Class A                                                                     473,369
             69,900  Carso Global Telecom (NON)                                                                    300,988
            160,000  Cemex S.A. de C.V. Class B (NON)                                                              496,859
             39,900  Coca-Cola Femsa S.A. ADR                                                                      551,119
            129,900  Corporacion Interamericana de Entretenimiento S.A. (NON)                                      342,188
            320,200  Corporacion Moctezuma, S.A. de C.V. (NON)                                                     302,357
            354,400  Fomento Economico Mexicano, S.A. de C.V.                                                      938,963
            510,000  Grupo Financiero Banamex Accival, S.A. de C.V. Class B (NON)                                  785,410
             32,300  Grupo Imsa S.A. de C.V. ADR (NON)                                                             427,975
            116,800  Grupo Mexico S.A. (NON)                                                                       323,656
             40,100  Grupo Televisa S.A.GDR (NON)                                                                1,127,813
            206,500  Gupo Carso S.A. de C.V.                                                                       692,518
             35,900  Telefonos de Mexico S.A. ADR Class L                                                        2,053,031
                                                                                                            --------------
                                                                                                                 8,816,246

Peru (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             30,600  Telefonica del Peru S.A. ADR                                                                  361,463

Philippines (2.5%)
--------------------------------------------------------------------------------------------------------------------------
             77,800  Bank of the Philippine Islands (NON)                                                          183,472
          1,224,800  Benpres Holdings Corp. GDR (NON)                                                              164,148
          1,878,400  Cosmos Bottling Corp.                                                                         135,555
          3,706,850  International Container Terminal Services, Inc. (NON)                                         204,450
             92,600  Manila Electric Co. Class B                                                                   288,778
             11,200  Philippine Long Distance Telephone Co. ADR                                                    261,237
          1,439,800  SM Prime Holdings Inc.                                                                        278,312
                                                                                                            --------------
                                                                                                                 1,515,952

Poland (1.4%)
--------------------------------------------------------------------------------------------------------------------------
             35,600  Agora SA SPON GDR 144A                                                                        386,260
             10,300  Agora SA GDR                                                                                  111,755
             32,800  @Entertainment, Inc. (NON)                                                                    330,050
                                                                                                            --------------
                                                                                                                   828,065

Portugal (1.9%)
--------------------------------------------------------------------------------------------------------------------------
             21,400  Investec Consultadoria International S.A. (NON)                                               742,589
             24,900  Semapa -- Sociedade de Investimento e Gestao SGPS SA                                          410,899
                                                                                                            --------------
                                                                                                                 1,153,488

South Africa (4.0%)
--------------------------------------------------------------------------------------------------------------------------
             21,300  DataTec Ltd. (NON)                                                                            325,414
              2,684  Edgars Stores Ltd.                                                                             11,458
            550,376  FirstRand Ltd. (NON)                                                                          582,809
             38,643  Liberty Life Association of Africa Ltd.                                                       532,899
            678,200  Sanlam Ltd. (NON)                                                                             484,624
             36,700  South African Breweries, Ltd.                                                                 533,991
                                                                                                            --------------
                                                                                                                 2,471,195

South Korea (9.1%)
--------------------------------------------------------------------------------------------------------------------------
              1,700  Hanjin Heavy Industries                                                                         6,953
              9,460  Hankuk Glass Industry Co. Ltd.                                                                177,980
             49,000  Hanwha Chemical Corp.                                                                         230,470
             41,500  Housing & Commercial Bank GDR                                                                 643,292
              4,400  Korea Chemical Co. Ltd.                                                                       205,153
             49,900  Korea Electric Power Corp. (NON)                                                            1,179,640
              7,800  Korea Telecom Corp. (NON)                                                                     229,693
              5,000  LG Information & Communication                                                                145,603
              7,860  Pohang Iron & Steel Company, Ltd.                                                             414,314
             26,274  Samsung Electronics Co.                                                                     1,852,613
                713  Samsung Fire & Marine Insurance                                                               227,460
             10,600  Samsung Securities Co. Ltd.                                                                   241,481
                                                                                                            --------------
                                                                                                                 5,554,652

Taiwan (7.5%)
--------------------------------------------------------------------------------------------------------------------------
            261,812  Acer, Inc. (NON)                                                                              294,073
             12,200  Ase Test Limited (NON)                                                                        495,625
             54,000  Asustek Computer, Inc. GDR (NON)                                                              441,417
            650,000  Bank Sinopac (NON)                                                                            282,395
             80,000  Cathay Life Insurance Co., Ltd.                                                               265,213
             74,200  Hon Hai Precision Industry                                                                    359,431
            100,000  Nien Hsing Textile Corp., Ltd.                                                                183,167
            430,000  Pacific Electrical Wire & Cable                                                               234,332
            165,792  President Chain Store Corp.                                                                   459,278
            205,000  Siliconware Precision Industries Co. GDR (NON)                                                418,937
            430,550  Taiwan Semiconductor Manufacturing Co. (NON)                                                1,153,604
                                                                                                            --------------
                                                                                                                 4,587,472

Thailand (2.3%)
--------------------------------------------------------------------------------------------------------------------------
             41,200  Advanced Info Service Public Co., Ltd.                                                        286,877
            148,700  Bangkok Bank Public Co., Ltd.                                                                 250,886
             77,300  Electricity Generating Public Co. Ltd. (NON)                                                  167,683
             20,000  PTT Exploration & Production PLC                                                              130,691
             17,700  Siam Cement Public Company Ltd. (The) (NON)                                                   365,945
            104,600  Thai Farmers Bank Public Co.                                                                  175,080
                                                                                                            --------------
                                                                                                                 1,377,162

Turkey (6.7%)
--------------------------------------------------------------------------------------------------------------------------
         14,987,000  Akbank T.A.S.                                                                                 406,714
         45,000,000  Dogan Sirketler Grubu Holding A.S. (NON)                                                      432,509
          2,625,000  Enka Holding Yatirim A.S.                                                                     408,127
            107,500  Haci Omer Sabanci Holdings ADR                                                                618,125
            508,400  Migros Turk T.A.S.                                                                            661,100
          5,900,000  Tupras -- Turkiye Petrol Rafinerileri A.S.                                                    379,435
          3,255,200  Vestel Elektronik Sanayi ve Ticaret A.S. (NON)                                                326,670
             48,960  Yapi ve Kredi Bankasi A.S. GDR (NON)                                                          869,036
                                                                                                            --------------
                                                                                                                 4,101,716

United Kingdom (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            189,500  Billiton PLC (NON)                                                                            407,461
             65,800  Coca-Cola Beverages PLC (NON)                                                                 100,154
             37,200  Coca-Cola Beverages PLC 144A                                                                   56,622
             76,491  Lonrho PLC                                                                                    497,120
                                                                                                            --------------
                                                                                                                 1,061,357
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $60,012,163) (b)                                               $   59,848,540
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $61,068,490.

  (b) The aggregate identified cost on a tax basis is $60,994,094, resulting in gross unrealized appreciation and depreciation of $8,356,062 and $9,501,616, respectively, or net unrealized depreciation of $1,145,554.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR and GDR after the name of a foreign holding stands for American Depository Receipts and Global Depository
      Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at February 28, 1999 (as a percentage of net assets):

        Insurance and Finance       22.2%
        Telecommunications          15.3
        Utilities                   11.7

-------------------------------------------------------------------------------
Swap Contracts Outstanding at February 28, 1999 (Unaudited)
                                          Notional    Termination   Unrealized
                                           Amount        Date      Appreciation
-------------------------------------------------------------------------------
Agreement with Salomon Brothers
International Ltd. Dated April 13, 1998
to receive (pay) quarterly the notional
amount multiplied by the return of
SK Telecom Co. Limited (South Korea)
and pay the notional amount
multiplied by three month LIBOR
adjusted by a specified spread.            $417,782     Apr-00         $192,434
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $60,012,163) (Note 1)                                              $59,848,540
-----------------------------------------------------------------------------------------------
Foreign currency (cost $1,125,708)                                                    1,149,023
-----------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                              315,590
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  181,472
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        2,493,331
-----------------------------------------------------------------------------------------------
Receivable for open swap contract (Note 1)                                              192,434
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                2,881
-----------------------------------------------------------------------------------------------
Total assets                                                                         64,183,271

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      2,081,646
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               64,661
-----------------------------------------------------------------------------------------------
Payable to subcustodian                                                                 708,592
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            110,042
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               72,134
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             5,068
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                782
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                   35,935
-----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                3,662
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   32,259
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     3,114,781
-----------------------------------------------------------------------------------------------
Net assets                                                                          $61,068,490

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                     $99,507,611
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (529,754)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investment income
and foreign currency transactions (Note 1)                                          (37,939,079)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                             29,712
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $61,068,490

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($34,621,139 divided by 4,963,503 shares)                                                 $6.98
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $6.98)*                                    $7.41
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($24,409,984 divided by 3,521,957 shares)**                                               $6.93
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($2,037,367 divided by 293,408 shares)                                                    $6.94
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $6.94)*                                    $7.19
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $31,220)                                           $   553,284
-----------------------------------------------------------------------------------------------
Interest                                                                                161,605
-----------------------------------------------------------------------------------------------
Total investment income                                                                 714,889

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        367,982
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          217,279
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         8,186
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          2,353
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    43,700
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   121,530
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                     7,786
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                              610
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  15,509
-----------------------------------------------------------------------------------------------
Auditing                                                                                 22,742
-----------------------------------------------------------------------------------------------
Legal                                                                                     1,274
-----------------------------------------------------------------------------------------------
Postage                                                                                  14,855
-----------------------------------------------------------------------------------------------
Other                                                                                    13,180
-----------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                         (97,044)
-----------------------------------------------------------------------------------------------
Total expenses                                                                          739,942
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (1,115)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            738,827
-----------------------------------------------------------------------------------------------
Net investment loss                                                                     (23,938)
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (15,323,396)
-----------------------------------------------------------------------------------------------
Net realized loss on forward currency transactions (Note 1)                            (340,893)
-----------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                            651,637
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                    (51,446)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and swap
contracts during the period                                                          26,830,831
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              11,766,733
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $11,742,795
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                              Six months ended       Year ended
                                                                                   February 28,       August 31,
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                                  $  (23,938)    $  (246,436)
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                                               (15,012,652)    (22,357,747)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                         26,779,385     (22,208,746)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                            11,742,795     (44,812,929)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                            (360,212)             --
---------------------------------------------------------------------------------------------------------------
    Class B                                                                              (7,594)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                              (4,040)             --
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                  --        (927,370)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (762,785)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (76,991)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share
transactions (Note 4)                                                                (3,256,752)      7,866,413
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                               8,114,197     (38,713,662)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  52,954,293      91,667,955
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income and accumulated net investment
loss of $529,754 and $133,970, respectively)                                        $61,068,490     $52,954,293
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS  A
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Six months
                                                                     ended                                         For the period
Per-share                                                         February 28                                      Dec. 28, 1995+
operating performance                                             (Unaudited)          Year ended August 31         to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $5.81           $10.94           $10.28            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)(d)                                    .01              .01             (.02)             .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            1.23            (4.94)             .81             1.77
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.24            (4.93)             .79             1.78
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.07)              --             (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                          --             (.20)            (.12)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.07)            (.20)            (.13)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $6.98            $5.81           $10.94           $10.28
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                               21.27*          (45.69)            7.82            20.94*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $34,621          $29,239          $49,581           $2,925
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)                                          1.04*            2.10             2.10             1.25*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(c)                                           .12*             .06             (.23)             .11*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               90.01*          112.35           141.81            45.90*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2)

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share for class A for the period ended August
    31, 1996. Expenses for the period ended August 31, 1997 reflect a reduction of  $.04, $.03 and $.03 per share for class A, class B and class M, respectively. Expenses for the period ended August 31, 1998 reflect a reduction of $.02, $.02 and $.02 per share for class A, Class B and Class M, respectively.
    Expenses for the period ended February 28, 1999 reflect a reduction of $.01, $.01 and $.01 per share for class A, Class B and Class M, respectively.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Distributions from net investment income were less than $0.01 per share.





Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six months
                                                                                      ended                        For the period
Per-share                                                                          February 28       Year ended    Oct. 30, 1996+
operating performance                                                              (Unaudited)       August 31      to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1999             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $5.74           $10.87            $9.95
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)(d)                                                    (.02)            (.07)            (.09)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                             1.21            (4.86)            1.14
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  1.19            (4.93)            1.05
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                        --(e)            --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --             (.20)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                      --             (.20)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $6.93            $5.74           $10.87
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                20.77*          (45.99)           10.67*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $24,410          $21,722          $38,044
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)                                                           1.42*            2.85             2.39*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(c)                                                           (.26)*           (.72)            (.76)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                90.01*          112.35           141.81
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2)

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share for class A for the period ended August
    31, 1996. Expenses for the period ended August 31, 1997 reflect a reduction of  $.04, $.03 and $.03 per share for class A, class B and class M, respectively. Expenses for the period ended August 31, 1998 reflect a reduction of $.02, $.02 and $.02 per share for class A, Class B and Class M, respectively.
    Expenses for the period ended February 28, 1999 reflect a reduction of $.01, $.01 and $.01 per share for class A, Class B and Class M, respectively.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Distributions from net investment income were less than $0.01 per share.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six months
                                                                                      ended                        For the period
Per-share                                                                          February 28     Year ended      Oct. 30, 1996+
operating performance                                                              (Unaudited)      August 31       to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1999             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $5.76           $10.89            $9.95
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)(d)                                                    (.01)            (.05)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                             1.20            (4.88)            1.14
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  1.19            (4.93)            1.07
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.01)              --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --             (.20)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.01)            (.20)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $6.94            $5.76           $10.89
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                20.71*          (45.91)           10.88*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                       $2,037           $1,993           $4,043
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b) (c)                                                          1.29*            2.60             2.18*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%) (c)                                                          (.13)*           (.43)            (.53)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                90.01*          112.35           141.81
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2)

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share for class A for the period ended August
    31, 1996. Expenses for the period ended August 31, 1997 reflect a reduction of  $.04, $.03 and $.03 per share for class A, class B and class M, respectively. Expenses for the period ended August 31, 1998 reflect a reduction of $.02, $.02 and $.02 per share for class A, Class B and Class M, respectively.
    Expenses for the period ended February 28, 1999 reflect a reduction of $.01, $.01 and $.01 per share for class A, Class B and Class M, respectively.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Distributions from net investment income were less than $0.01 per share.




Notes to financial statements
February 28, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Emerging Markets Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The objective of the fund is to seek long-term capital appreciation by investing in common stocks and other equity securities of emerging market companies.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Investments for which market quotations are not readily available (and in certain circumstances debt securities which trade on an exchange) are stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determines valuations for institutional size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U. S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Swap contracts The fund may engage in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into equity swap agreements, to manage its exposure to equity markets, which involve a commitment by one party to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 1999, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At August 31, 1998, the fund had a capital loss carryover of approximately $3,889,000 available to offset future net capital gain, if any, which will expire on August 31, 2006.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

K) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

L) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.20% of the first $500 million of average net assets, 1.10% of the next $500 million, 1.05% of the next $500 million, 1.00% of the next $5 billion, 0.975% of the next $5 billion, 0.955% of the next $5 billion, 0.94% of the next $5 billion and 0.93% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.85% of the fund's average net assets.

As part of the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At February 28, 1999, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1999, fund expenses were reduced by $1,115 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $700 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended February 28, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $13,245 and $318 from the sale of class A and class M shares, respectively and received $42,550 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 28, 1999, Putnam Mutual Funds Corp., acting as underwriter received $3,297 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended February 28, 1999, purchases and sales of investment securities other than short-term investments aggregated $52,784,646 and $52,358,044, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                        Six months ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,153,929        $40,122,686
-----------------------------------------------------------------------------
Shares issued
in connection with
reinvestment of
distributions                                       45,699            319,892
-----------------------------------------------------------------------------
                                                 6,199,628         40,442,578

Shares
repurchased                                     (6,264,437)       (41,606,339)
-----------------------------------------------------------------------------
Net decrease                                       (64,809)       $(1,163,761)
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,346,691        $51,791,477
-----------------------------------------------------------------------------
Shares issued
in connection with
reinvestment of
distributions                                      100,050            898,446
-----------------------------------------------------------------------------
                                                 5,446,741         52,689,923

Shares
repurchased                                     (4,951,391)       (47,956,548)
-----------------------------------------------------------------------------
Net increase                                       495,350        $ 4,733,375
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        838,011        $ 5,587,709
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,002              6,984
-----------------------------------------------------------------------------
                                                   839,013          5,594,693

Shares
repurchased                                     (1,101,589)        (7,345,717)
-----------------------------------------------------------------------------
Net decrease                                      (262,576)       $(1,751,024)
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,742,794        $26,471,596
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       80,287            715,358
-----------------------------------------------------------------------------
                                                 2,823,081         27,186,954

Shares
repurchased                                     (2,538,162)       (23,909,221)
-----------------------------------------------------------------------------
Net increase                                       284,919        $ 3,277,733
-----------------------------------------------------------------------------

                                                       Six months ended
                                                       February 28, 1999
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                         42,925          $ 282,854
-----------------------------------------------------------------------------
Shares issued
in connection with
reinvestment of
distributions                                          561              3,915
-----------------------------------------------------------------------------
                                                    43,486            286,769

Shares
repurchased                                        (95,817)          (628,736)
-----------------------------------------------------------------------------
Net decrease                                       (52,331)         $(341,967)
-----------------------------------------------------------------------------

                                                          Year ended
                                                        August 31, 1998
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                        298,328         $3,017,025
-----------------------------------------------------------------------------
Shares issued
in connection with
reinvestment of
distributions                                        8,480             75,725
-----------------------------------------------------------------------------
                                                   306,808          3,092,750

Shares
repurchased                                       (332,188)        (3,237,445)
-----------------------------------------------------------------------------
Net decrease                                       (25,380)        $ (144,695)
-----------------------------------------------------------------------------



Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

  Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

  Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

  Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

  You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

  For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Website.

                         www.putnaminv.com

  To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

                          1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Justin M. Scott
Vice President

Thomas R. Haslett
Vice President and Fund Manager

J. Peter Grant
Vice President and Fund Manager

Stephen Oler
Vice President and Fund Manager

Carmel Peters
Vice President and Fund Manager

Paul C. Warren
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Emerging Markets Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
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SA004 51050 2AY/2CK/2CL 4/99